Leases - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Leases [Abstract]
Lease payments not included in the measurement of lease liabilities	$ 23.5	$ 21.5	$ 19.5